                         CMG ULTRA SHORT TERM BOND FUND
                                  (THE "FUND")
          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2005

         The section "INVESTMENT OBJECTIVES, POLICIES AND RISKS -- CHART OF SECURITIES AND INVESTMENT PRACTICES" is revised in its entirety as follows:

Chart of Securities and Investment Practices(1)

         Set forth below is a chart detailing the specific securities and investment practices for the Funds. Each of the practices engaged in by the Funds is discussed in detail in the sections of this Statement of Additional Information preceding this chart.



                                   MORTGAGE AND                                                      SHORT
                        GOV'T      ASSET-BACKED     HIGH      INT'L       CORE        INTERMED        TERM       ULTRA SHORT
                        BOND        SECURITIES     YIELD       BOND       BOND         BOND           BOND       TERM BOND
                        FUND          FUND          FUND       FUND       FUND         FUND           FUND          FUND
--------------------  -------     -------------   -------     ------     ------      ---------       ------     ------------
Investment Grade         +             +             O          +           +            +             +             +
Securities

High                    NA             NA            +          +          NA           NA             NA            NA
Yield/Non-Investment
Grade Securities

U.S. Government          +             +             *          *           +            *             +             +
Securities

Foreign Government      NA             NA            O          +          NA           NA             NA            NA
Securities

Domestic Bank            *             *             *          *           *            *             *             +
Obligations

Commercial Paper         *             *             *          *           *            *             *             +

Mortgage Backed          +             +             O          O           +            O             +             +
Securities

CMOs                     +             +             O          O           +            O             +             +

Asset Backed             +             +             O          O           +            O             +             +
Securities

Floating or              +             O             O          +           +            +             +             +
Variable Rate

Loan Transactions        O             O             O          O           O            O             O             +

Options                  +             +             O          +           +            +             +             +

                                   MORTGAGE AND                                                      SHORT
                        GOV'T      ASSET-BACKED     HIGH      INT'L       CORE        INTERMED       TERM       ULTRA SHORT
                        BOND        SECURITIES      YIELD     BOND        BOND         BOND          BOND       TERM BOND
                        FUND          FUND          FUND      FUND        FUND         FUND          FUND          FUND
--------------------  -------     -------------   -------     ------     ------      ---------       ------     ------------
Financial Futures        +              +            O          +            +            +             +             +

Foreign Fixed           NA             NA          O, 10%    +, 100%        25%          NA            NA            10%
Income Securities                                                         (total
                                                                          assets)

Currency Contracts

  Hedging               NA             NA            O          +           NA           NA            NA            NA

  Speculation           NA             NA            NA        NA           NA           NA            NA            NA

Repurchase               *              *            *          *            *            *             *             *
Agreements

Restricted/           O, 10%         O, 10%        O, 10%    O, 10%       O, 10%       O, 10%        O, 10%        O, 10%
Illiquid
(excluding 144A
from definition of
illiquid)

Convertible              O              O            O          O            O            O             O             O
Securities

Dollar Roll              O              +            O          O            O            O             O            NA
Transactions

Swap Agreements         NA              +            +          +            +            +             +             +

When-Issued              O              +            O          O            O            O             O             O
Securities

Zero Coupon/Pay in       O              O            O          O            O            O             O             O
Kind

Borrowing              33.3%          33.3%        33.3%      33.3%        33.3%        33.3%         33.3%         33.3%

         +        Permitted -- Part of principal investment strategy

         X Not permitted either as a non-fundamental or fundamental policy

         O        Permitted -- Not a principal investment strategy

         *        Temporary Investment or cash management purposes

         % Percentage of net assets (unless total assets specified) that fund may invest

         NA Non-Fundamental policy/not part of investment strategy -- A Fund will not engage in without notice to shareholders

        (1) Because the Core Plus Bond Fund only invests in each of the other Funds listed in this chart, it may engage in any of these investment practices to the extent it is invested in a Fund which purchases that security or engages in that investment practice.


ILT-39/106453-0206                                            February 17, 2006